Shareholder Report, Line Graph (Details) 191732_Angel Oak Income ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Nov. 07, 2022	Jan. 31, 2026
Angel Oak Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Angel Oak Income ETF NAV
Accumulated Value	$ 11,840	$ 11,055	$ 10,241	$ 10,000	$ 12,771
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,158	$ 10,932	$ 10,707	$ 10,000	$ 11,922